NOTE 22: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Note 19 Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
a)	Fair value measurement of financial assets and liabilities

The Company has established a fair value hierarchy that reflects the significance of inputs of valuation techniques used in making fair value measurements as follows:

Level 1 – quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. from derived prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data.

The carrying values of cash, accounts receivable, due from related parties, promissory note receivable, accounts payable and accrued liabilities, share subscriptions and amounts due to related parties approximate their carrying values due to their short-term nature.

The secured loan payable, notes payable, convertible note payable and convertible debentures are categorized as Level 2 and have been recorded at amortized cost. The carrying value approximates their carrying values due to their relatively short-term nature.

As at December 31, 2019 and 2018, there were no financial assets or liabilities measured and recognized in the consolidated statements of financial position at fair value that would be categorized as Level 3 in the fair value hierarchy above with the exception of the conversion feature liability (note 14) and warrant liability (note 16), which are a Level 3 fair value measurement.

b)	Risk Management

The Company examines its various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. The risks may include credit risk, currency risk, liquidity risk and interest rate risk. The Company’s risk management program strives to evaluate the unpredictability of financial markets and its objective is to minimize the potential adverse effects of such risks on the Company’s financial performance., where financially feasible to do so. When deemed material, these risks may be monitored by the Company’s finance group and they are regularly discussed with the Board of Directors.

i. Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes amounts owed to the Company by these counterparties, less and amounts owed to the counterparty by the Company where a legal right of offset exists and also includes the fair values of contracts with individual counterparties which are recorded in the consolidated financial statements.

The Company’s credit risk is predominantly related to cash balances held in financial institutions, amounts receivable from credit card processor and promissory note receivable. The maximum exposure to the credit risk is equal to the carrying value of such financial assets. At December 31, 2019 and 2018, the Company expects to recover the full amount of such assets.

The objective of managing counterparty credit risk is to minimize potential losses in financial assets. The Company assesses the quality of its counterparties, taking into account their credit worthiness and reputation, past performance and other factors.

Cash is only deposited with or held by major financial institutions where the Company conducts its business. In order to manage credit and liquidity risk, the Company invests only in highly rated investment grade instruments that have maturities of one year or less. Limits are also established based on the type of investment, the counterparty and the credit rating.

ii. Currency risk

The Company’s functional currency is the US dollar and therefore the Company’s income (loss) and comprehensive income (loss) are impacted by fluctuations in the value of foreign currencies in relation to the US dollar.

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	As at December 31,
	2019	2018

Canadian dollar net monetary liabilities	$2,434,448	$171,578
	$2,434,448	$171,578

The effect on loss before income tax for the year ended December 31, 2019, of a 10.0% change in the foreign currencies against the US dollar on the above-mentioned net monetary assets and liabilities of the Company is estimated to be an increase/decrease of $316,186 (2017 - $12,577) assuming that all other variables remained constant.

iii.Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements and its expansion plans.

In the normal course of business, the Company enters into contracts and performs business activities that give rise to commitments for future minimum payments. The Company has no concentrations of liquidity risk. A summary of future operating commitments is presented in note 25.

As at December 31, 2019, the Company had a cash balance of $179,153 and current liabilities of $4,183,022. (December 31, 2018 - $157,668 and $5,436,664 respectively). The Company’s current resources are not sufficient to settle its current liabilities.

vi. Interest rate risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company’s notes payable, secured loan payable, convertible notes payable and convertible debentures carry fixed interest rates and as such, the Company is not exposed to interest rate risk.